Operating and Direct Financing Leases - Charters-out - Additional Information (Detail) - USD ($) $ in Billions	Dec. 31, 2015	Dec. 31, 2014
Property Subject to or Available for Operating Lease [Line Items]
Carrying amount of the vessels accounted for as operating leases	$ 7.1	$ 6.8
Cost of the vessels	9.6	8.9
Accumulated depreciation of the vessels	2.5	$ 2.1
Charters-out [Member]
Property Subject to or Available for Operating Lease [Line Items]
Minimum scheduled future revenues to be received by the company	9.2
Minimum scheduled future revenues to be received by the company in current year	1.5
Minimum scheduled future revenues to be received by the company in second year	1.4
Minimum scheduled future revenues to be received by the company in third year	1.3
Minimum scheduled future revenues to be received by the company in fourth year	1.2
Minimum scheduled future revenues to be received by the company in fifth year	1.1
Minimum scheduled future revenues to be received by the company thereafter	$ 2.7